STRADLEY, RONON, STEVENS & YOUNG, LLP

                           2600 One Commerce Square

                            Philadelphia, PA 19103

                                (215) 564-8000

                          Direct Dial: (215) 564-8067

                               January 5, 2001

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   J&B Funds (the "Fund")
            SEC File Nos. 333-43554, 811-10039
            Rule 497(j) filing


Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 1 under the 1933 Act (the "Post Effective Amendment") to the Registration Statement of the Fund. The Post Effective Amendment was filed with the Securities and Exchange Commission electronically on December 20, 2000.

      Please direct any questions or comments relating to this certification to me at the above phone number.

                                    Very truly yours,


                                    /s/ Diane J. Drake
                                    ------------------------------
                                    Diane J. Drake